UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23025

TCW ALTERNATIVE FUNDS

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

EXPLANATORY NOTE: This filing is being made by TCW Alternative Funds, on behalf of the TCW/Gargoyle Hedged Value Fund (the “TCW Fund”), pursuant to a written request submitted to the Commission as set forth in Rule 30e-1(e) under the Investment Company Act of 1940, as amended, allowing for the extension of transmittal deadlines for shareholder reports for “good cause.” The TCW Fund sought relief from such deadlines due to a change in the fiscal year end of the RiverPark/Gargoyle Hedged Value Fund, a series of the RiverPark Funds Trust (the “RiverPark Fund”) which was the accounting survivor of the TCW Fund, after the reorganization of the RiverPark Fund into the TCW Fund. The RiverPark Fund has a fiscal year end of September 30 while the TCW Fund has a fiscal year end of October 31. The Commission granted the TCW Fund’s request for relief on October 5, 2015 (“Relief”). Pursuant to the Relief, the TCW Fund is permitted to: (i) file with the Commission and distribute to shareholders an audited annual report for the twelve months ended September 30, 2015, and the one month ended October 31, 2015, within 75 days following September 30, 2015 (i.e., December 14, 2015); and (ii) file Form N-CSR with respect to the TCW Fund with the Commission within 10 days of such distribution.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TCWAlternative
Funds TCW Family of Funds
APRIL 30
2016
SEMI-ANNUAL
REPORT
(UNAUDITED)
TCW ALTERNATIVE FUNDS
TCW | Gargoyle Hedged Value Fund
TCW | Gargoyle Dynamic 500 Fund
TCW | Gargoyle Systematic Value Fund
TCW High Dividend Equities Long/Short Fund

TCW Alternative Funds

The Letter to Shareholders contained in this Semi-Annual Report are the opinions of the Fund’s portfolio managers and are not the opinions of TCW Alternative Funds or its Board of Trustees. Various matters discussed in the Letter to Shareholders constitute forward-looking statements within the meaning of the federal securities laws. Actual results and the timing of certain events could differ materially from those projected or contemplated by these forward-looking statements due to a number of factors, including general economic conditions, overall availability of securities for investment by a Fund, the level of volatility in the securities markets and in the share price of a Fund, and other risk factors discussed in the SEC filings of TCW Alternative Funds. The data presented in the Letter to Shareholders represents past performance and cannot be used to predict future results.

Letter to Shareholders

David S. DeVito President and Chief Executive Officer

Dear Valued Investors:

I am pleased to present the semi-annual report for the TCW Alternative Funds, Inc. covering the six-month period ended April 30, 2016. I would like to thank you for your continued investment in the TCW Alternative Funds as well as welcome new shareholders to our fund family. This report contains information outlining the performance of the TCW Alternative Funds and a list of portfolio holdings as of April 30, 2016.

A brief note on the time period of this report: The TCW Alternative Funds were founded in the summer of 2015 with our first fund, the TCW | Gargoyle Hedged Value Fund. On December 1, 2015, three new funds were added to the family, the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Systematic Value Fund and the TCW High Dividend Equities Long/Short Fund. Please note that these three new funds do not yet have six months of performance as of the date of the report.

The TCW Alternative Funds Family

The TCW Alternative Funds family offers shareholders the ability to invest in funds that offer risk and return characteristics that differ from traditional equity or fixed-income investments. As investors today look for returns that have low correlation to standard equity and bond markets, while seeking to mitigate volatility and increase overall portfolio diversification, TCW Alternative Funds provides investors with the following mutual funds:

The TCW | Gargoyle Hedged Value Fund is advised by TCW and sub-advised by Gargoyle Investment Advisor LLC. The fund seeks long-term capital appreciation with lower volatility than a stand-alone stock portfolio. The fund aims to achieve this outcome through a combination of buying believed to be undervalued stocks and selling index call options believed to be overpriced, targeting a net 50% long market exposure.

The TCW | Gargoyle Hedged Value Fund is managed by Gargoyle co-founders and Managing Partners, Joshua B. Parker and Alan L. Salzbank. Both Messrs. Parker and Salzbank each have over twenty five years of experience in equity and options investing and manage the three TCW Alternative Funds sub-advised by Gargoyle Investment Advisor LLC.

The TCW | Gargoyle Dynamic 500 Fund is also advised by TCW and sub-advised by Gargoyle Investment Advisor LLC. The fund seeks long-term capital appreciation with reduced risk and lower volatility than the S&P 500 Index. The fund seeks to achieve this objective by buying the S&P 500 Index while writing and actively managing near-term S&P 500 Index call options, targeting a net 50% long market exposure. The fund’s Portfolio Managers are Joshua B. Parker and Alan L. Salzbank.

The TCW | Gargoyle Systematic Value Fund is the third fund advised by TCW and sub-advised by Gargoyle Investment Advisor LLC. The fund seeks long-term capital appreciation by providing investors access to Gargoyle’s long-only value equity portfolio that seeks to identify equities that have low fundamental valuations and thus long-term appreciation potential. The fund’s Portfolio Managers are Joshua B. Parker and Alan L. Salzbank.

The TCW High Dividend Equities Long/Short Fund is managed by TCW Portfolio Manager, Iman Brivanlou, PhD, who leads TCW’s Income Equities group. The TCW High Dividend Equities Long/Short Fund employs a “long/short” investment strategy to attempt to achieve capital appreciation and manage risk by purchasing high dividend stocks believed to be undervalued and selling short stocks believed to be overvalued. The fund generally maintains a net long bias, and may short a maximum of 30% of the fund’s assets under normal market conditions. The fund may hold a substantial portion of its total assets in cash.

Market Summary

For the six-month period ended April 30, 2016, returns for U.S. equities were mixed as large and mid-capitalization stocks advanced while small capitalization stocks declined. The S&P 500 Index and Russell Mid-Cap Index advanced 0.43% and 0.81% for the period, respectively, while the Russell 2000 Index declined (1.90%). Value outperformed growth over the period with the Russell 1000 Value Index returning 1.92% and the Russell 1000 Growth Index declining (1.37%). Bonds advanced over the period represented by the Barclays U.S. Aggregate Bond Index gaining 2.82% as the 10yr U.S. Treasury yield fell from 2.16% to 1.83%.

The period was characterized by large bouts of volatility, with a sharp sell-off to start the year followed by major swings in late-January/early-February before the markets bottomed in mid-February. Key issues early on were the ongoing declines in the price of oil and other commodities and their impact on emerging market economies, as well a weakening domestic credit backdrop. However, throughout most of the period, economic indicators

Letter to Shareholders (Continued)

and metrics were generally benign, modestly surpassing expectations and setting the stage for a rebound. Perhaps most importantly, central bankers around the world recognized the market’s vulnerability and doubled down on their dovish stances, fueling what became a historic reversal. Even the volatility index (VIX), which many expected would remain elevated after its intraday spike to over 32 on January 20, 2016, managed to close the period near its lows at 16.Against this backdrop, dividend stocks generally fared better than the rest of the market, as investors flocked to the earnings visibility and stability typically associated with the dividend universe. In this environment, the positive momentum of the largest capitalized stocks continued even as many of the fundamental metrics associated with relative-value companies were largely ignored by the marketplace. During the period, the Dow Jones Select Dividend Index and the S&P Dividend Aristocrat Index outperformed, returning 8.81% and 7.13% respectively.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Alternative Funds family a part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at (866) 858-4338.

I look forward to further correspondence with you again through our annual report later this year.

Sincerely,

David S. DeVito

President and Chief Executive Officer

TCW Alternative Funds

Performance Summary (Unaudited)

Average Annualized Total Return (1)
As of April 30, 2016
	6	1	3	5	10	Since
TCW | Gargoyle Hedged Value Fund	Month*	Year	Year	Year**	Year**	Inception**

I Class	(4.58%)	(11.88%)	4.48%	5.26%	4.79%	7.55%
N Class	(4.71%)	(12.06%)	4.27%	5.07%	4.69%	7.49%

TCW | Gargoyle Dynamic 500 Fund
I Class	N/A	N/A	N/A	N/A	N/A	(0.36%)***
N Class	N/A	N/A	N/A	N/A	N/A	(0.39%)***

TCW | Gargoyle Systematic Value Fund
I Class	N/A	N/A	N/A	N/A	N/A	(6.38%)***
N Class	N/A	N/A	N/A	N/A	N/A	(6.41%)***

TCW High Dividend Equities Long/Short Fund
I Class	N/A	N/A	N/A	N/A	N/A	(2.20%)***
N Class	N/A	N/A	N/A	N/A	N/A	(2.22%)***

    (1) The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

* Non-Annualized.

** Performance data includes the performance of the predecessor entity from September 30, 2005, to April 30, 2012. That entity was not a registered investment company under the Investment Company Act of 1940, as amended (‘‘40 Act’’), and therefore, it was not subject to certain investment restrictions that are imposed by the 40 Act or the tax restrictions under the Sub Chapter M of the Internal Revenue Code for a 40 Act company. If that entity had been registered under the 40 Act, the performance may have been lower. The performance also includes the performance history of the RiverPark/Gargoyle Hedged Value Fund (“RiverPark Fund”) from April 30, 2012, to July 12, 2015 (see Note 1 of the Notes to Financial Statements). RiverPark Fund was a registered investment company under the 40 Act.

*** Non-Annualized. Cumulative return for the period December 1, 2015, through April 30, 2016.

    Past performance is not indicative of future performance.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value

	Consumer Discretionary (13.8%)
9,004	AMC Networks, Inc., Class A (1)	$587,331
57,380	Ford Motor Co. (2)	778,073
18,500	GameStop Corp., Class A (2)	606,800
20,100	General Motors Co. (2)	639,180
16,900	Goodyear Tire & Rubber Co. (The) (2)	489,593
19,200	Michael Kors Holdings, Ltd. (1)	991,872
64,895	Staples, Inc.	661,929
10,500	Starz, Class A (1)	285,705
18,300	Tenneco, Inc. (1)	975,390
11,230	Time Warner, Inc.	843,822
17,200	Viacom, Inc., Class B	703,480

	Total Consumer Discretionary	7,563,175

	Consumer Staples (2.9%)
10,700	Cal-Maine Foods, Inc. (2)	543,132
39,580	Pilgrim’s Pride Corp.	1,065,098

	Total Consumer Staples	1,608,230

	Energy (10.9%)
22,923	Antero Resources Corp. (1)	648,721
10,300	CONSOL Energy, Inc.	155,015
5,500	FMC Technologies, Inc. (1)	167,695
22,600	National Oilwell Varco, Inc.	814,504
23,000	Oceaneering International, Inc.	842,950
15,400	Targa Resources Corp.	623,084
8,312	Tesoro Corp.	662,383
30,400	Transocean, Ltd. (2)	336,832
12,321	Valero Energy Corp.	725,337
42,000	Weatherford International PLC (1) (2)	341,460
23,530	Western Refining, Inc.	629,663

	Total Energy	5,947,644

	Financials (12.7%)
25,600	Assured Guaranty, Ltd.	662,272
19,800	CIT Group, Inc.	684,486
1,300	Everest RE Group, Ltd.	240,370
20,138	Hartford Financial Services Group, Inc. (The) (2)	893,724
3,376	Intercontinental Exchange, Inc. (2)	810,341
32,228	Leucadia National Corp.	537,563
72,582	MGIC Investment Corp. (1)	524,768
46,500	Old Republic International Corp.	859,785
62,400	Radian Group, Inc.	798,096
15,200	Voya Financial, Inc.	493,544

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2016

Number of Shares	Common Stock	Value

	Financials (Continued)
22,000	Waddell & Reed Financial, Inc., Class A	$447,480

	Total Financials	6,952,429

	Health Care (14.4%)
2,400	AbbVie, Inc.	146,400
2,800	Allergan PLC (1) (2)	606,368
19,310	Allscripts Healthcare Solutions, Inc. (1)	258,754
22,900	Baxter International, Inc. (2)	1,012,638
1,943	Biogen, Inc. (1)	534,306
23,502	Community Health Systems, Inc. (1)	448,418
15,265	Endo International PLC (1)	412,155
8,900	Gilead Sciences, Inc. (2)	785,069
16,800	Horizon Pharma PLC (1)	258,216
11,300	Mallinckrodt PLC (1) (2)	706,476
16,000	Merck & Co., Inc.	877,440
20,387	Myriad Genetics, Inc. (1)	733,932
5,061	Perrigo Co. PLC (2)	489,247
5,670	United Therapeutics Corp. (1)	596,484

	Total Health Care	7,865,903

	Industrials (13.7%)
20,900	Avis Budget Group, Inc. (1) (2)	524,590
31,400	Colfax Corp. (1) (2)	1,018,302
54,000	Hertz Global Holdings, Inc. (1)	500,040
2,817	Huntington Ingalls Industries, Inc. (2)	407,817
10,682	ManpowerGroup, Inc.	822,834
18,548	Owens Corning	854,506
14,575	Spirit AeroSystems Holdings, Inc., Class A (1)	687,211
32,900	Trinity Industries, Inc.	641,879
15,200	United Continental Holdings, Inc. (1)	696,312
12,300	United Rentals, Inc. (1)	823,239
19,178	USG Corp. (1)	517,998

	Total Industrials	7,494,728

	Information Technology (17.0%)
82,030	Brocade Communications Systems, Inc. (2)	788,308
8,071	Computer Sciences Corp.	267,392
30,000	eBay, Inc. (1) (2)	732,900
13,273	First Solar, Inc. (1) (2)	741,164
77,931	Flextronics International, Ltd. (1) (2)	946,862
19,650	HP, Inc.	241,105
13,890	IAC/InterActiveCorp (2)	643,663
3,000	International Business Machines Corp.	437,820

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Information Technology (Continued)
42,119	Micron Technology, Inc. (1)	$452,779
90,700	ON Semiconductor Corp. (1)	858,929
4,700	Oracle Corp.	187,342
32,000	Rackspace Hosting, Inc. (1) (2)	731,840
3,604	Sohu.com, Inc. (1)	161,928
3,970	VeriSign, Inc. (1)	343,008
4,633	Vishay Intertechnology, Inc.	56,337
14,600	VMware, Inc. (1) (2)	830,886
5,900	Western Digital Corp.	241,104
10,710	Zebra Technologies Corp., Class A (1)	670,018

	Total Information Technology	9,333,385

	Materials (7.4%)
9,200	LyondellBasell Industries NV, Class A (2)	760,564
21,100	Mosaic Co. (The)	590,589
33,441	Newmont Mining Corp.	1,169,432
13,700	Reliance Steel & Aluminum Co.	1,013,389
10,000	Westlake Chemical Corp.	501,900

	Total Materials	4,035,874

	Telecommunication Services (6.1%)
30,510	CenturyLink, Inc. (2)	944,285
11,068	Level 3 Communications, Inc. (1)	578,414
31,326	Telephone & Data Systems, Inc.	926,310
21,402	United States Cellular Corp. (1)	912,581

	Total Telecommunication Services	3,361,590

	Utilities (1.6%)
54,533	Calpine Corp. (1) (2)	860,531

	Total Common Stock (Cost: $55,785,733) (100.5%)	55,023,489

	Total Investments (Cost: $55,785,733) (100.5%)	55,023,489

	Liabilities in Excess of Other Assets (-0.5%)	(261,149)

	Net Assets (100.0%)	$54,762,340

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2016

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value

14	Russell 2000 Index, Call, Strike Price $1,120, Expires 05/20/16	$(22,798)	$(34,706)
128	Russell 2000 Index, Call, Strike Price $1,140, Expires 05/20/16	(206,413)	(166,656)
12	Russell 2000 Index, Call, Strike Price $1,140, Expires 05/31/16	(24,702)	(20,820)
82	Russell 2000 Index, Call, Strike Price $1,150, Expires 05/31/16	(139,474)	(94,136)
40	Russell 2000 Index, Call, Strike Price $1,150, Expires 06/17/16	(77,938)	(72,480)
73	Russell 2000 Index, Call, Strike Price $1,160, Expires 06/17/16	(132,808)	(98,550)
11	S&P 500 Index, Call, Strike Price $2,080, Expires 05/20/16	(26,273)	(19,195)
10	S&P 500 Index, Call, Strike Price $2,080, Expires 06/17/16	(27,185)	(29,400)
20	S&P 500 Index, Call, Strike Price $2,100, Expires 05/20/16	(38,169)	(18,000)
35	S&P 500 Index, Call, Strike Price $2,110, Expires 06/17/16	(99,346)	(56,350)
25	S&P 500 Index, Call, Strike Price $2,115, Expires 05/31/16	(51,461)	(19,375)
25	S&P 500 Index, Call, Strike Price $2,120, Expires 05/31/16	(50,961)	(16,725)

	Total Written Options	$(897,528)	$(646,393)

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	All or portion of this security is segregated to cover for written options.

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund
Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Information Technology	17.0%
Health Care	14.4
Consumer Discretionary	13.8
Industrials	13.7
Financials	12.7
Energy	10.9
Materials	7.4
Telecommunication Services	6.1
Consumer Staples	2.9
Utilities	1.6

Total	100.5%

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Fund
Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Mutual Funds	Value

	Mutual Funds (98.1%)
5,920	SPDR S&P500 ETF Trust (1)	$1,221,296

	Total Mutual Funds (Cost: $1,236,620) (98.1%)	1,221,296

	Total Investments (Cost: $1,236,620) (98.1%)	1,221,296

	Excess of Other Assets over Liabilities (1.9%)	23,889

	Net Assets (100.0%)	$1,245,185

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
1	S&P 500 Index, Call, Strike Price $2,075, Expires 06/17/16	$(2,939)	$(3,250)
1	S&P 500 Index, Call, Strike Price $2,100, Expires 06/17/16	(2,418)	(2,100)
6	S&P 500 Index, Call, Strike Price $2,110, Expires 06/17/16	(17,031)	(9,660)

	Total Written Options	$(22,388)	$(15,010)

(1)	All or portion of this security is segregated to cover for written options.

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s

See accompanying notes to financial statements.

TCW | Gargoyle Dynamic 500 Fund
Investment by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Mutual Funds	98.1%

Total	98.1%

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value

	Consumer Discretionary (10.7%)
215	AMC Networks, Inc., Class A (1)	$14,024
210	Dillard’s, Inc., Class A	14,794
1,079	Ford Motor Co.	14,631
354	GameStop Corp., Class A	11,611
357	General Motors Co.	11,353
447	Goodyear Tire & Rubber Co. (The)	12,950
363	Liberty Global PLC, Class A (1)	13,696
363	Michael Kors Holdings, Ltd. (1)	18,753
313	Viacom, Inc., Class B	12,802

	Total Consumer Discretionary	124,614

	Consumer Staples (1.7%)
736	Pilgrim’s Pride Corp.	19,806

	Energy (10.5%)
538	Antero Resources Corp. (1)	15,225
459	FMC Technologies, Inc. (1)	13,995
412	National Oilwell Varco, Inc.	14,848
357	Oceaneering International, Inc.	13,084
999	QEP Resources, Inc.	17,912
136	Tesoro Corp.	10,838
346	Western Refining, Inc.	9,259
932	Whiting Petroleum Corp. (1)	11,184
341	World Fuel Services Corp.	15,935

	Total Energy	122,280

	Financials (13.8%)
591	Assured Guaranty, Ltd.	15,289
369	CIT Group, Inc.	12,756
43	Everest RE Group, Ltd.	7,951
339	Hartford Financial Services Group, Inc. (The)	15,045
50	Intercontinental Exchange, Inc.	12,001
194	Legg Mason, Inc.	6,229
870	Leucadia National Corp.	14,512
1,643	MGIC Investment Corp. (1)	11,879
828	Old Republic International Corp.	15,310
1,098	Radian Group, Inc.	14,043
168	Reinsurance Group of America, Inc.	15,997
382	Voya Financial, Inc.	12,403
418	Waddell & Reed Financial, Inc., Class A	8,502

	Total Financials	161,917

	Health Care (15.6%)
414	Baxter International, Inc.	18,307

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Health Care (Continued)
54	Biogen, Inc. (1)	$14,849
534	Community Health Systems, Inc. (1)	10,189
497	Endo International PLC (1)	13,419
146	Gilead Sciences, Inc.	12,879
759	Horizon Pharma PLC (1)	11,666
194	LifePoint Health, Inc. (1)	13,107
228	Mallinckrodt PLC (1)	14,255
291	Merck & Co., Inc.	15,958
257	Molina Healthcare, Inc. (1)	13,302
300	Mylan NV (1)	12,513
313	Myriad Genetics, Inc. (1)	11,268
105	Perrigo Co. PLC	10,150
102	United Therapeutics Corp. (1)	10,730

	Total Health Care	182,592

	Industrials (12.3%)
581	Colfax Corp. (1)	18,842
269	Eaton Corp. PLC	17,020
1,373	Hertz Global Holdings, Inc. (1)	12,714
119	Huntington Ingalls Industries, Inc.	17,228
172	ManpowerGroup, Inc.	13,249
297	Spirit AeroSystems Holdings, Inc., Class A (1)	14,003
578	Trinity Industries, Inc.	11,277
277	United Continental Holdings, Inc. (1)	12,689
200	United Rentals, Inc. (1)	13,386
506	USG Corp. (1)	13,667

	Total Industrials	144,075

	Information Technology (18.0%)
132	Apple, Inc.	12,374
355	Aspen Technology, Inc. (1)	13,501
1,667	Brocade Communications Systems, Inc.	16,020
562	Cree, Inc. (1)	13,775
585	eBay, Inc. (1)	14,292
150	F5 Networks, Inc. (1)	15,712
272	First Solar, Inc. (1)	15,188
1,385	Flextronics International, Ltd. (1)	16,828
609	Jabil Circuit, Inc.	10,572
1,711	Marvell Technology Group, Ltd.	17,076
957	Micron Technology, Inc. (1)	10,288
532	Rackspace Hosting, Inc. (1)	12,167
432	Seagate Technology PLC	9,405
304	Western Digital Corp.	12,423

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2016

Number of Shares	Common Stock	Value

	Information Technology (Continued)
1,481	Xerox Corp.	$14,218
112	Zebra Technologies Corp., Class A (1)	7,007

	Total Information Technology	210,846

	Materials (7.2%)
102	Dow Chemical Co. (The)	5,366
162	LyondellBasell Industries NV, Class A	13,393
494	Mosaic Co. (The)	13,827
862	Newmont Mining Corp.	30,144
120	Reliance Steel & Aluminum Co.	8,876
261	Westlake Chemical Corp.	13,100

	Total Materials	84,706

	Telecommunication Services (4.1%)
577	CenturyLink, Inc.	17,858
265	Level 3 Communications, Inc. (1)	13,849
551	Telephone & Data Systems, Inc.	16,293

	Total Telecommunication Services	48,000

	Utilities (3.0%)
1,063	Calpine Corp. (1)	16,774
1,250	NRG Energy, Inc.	18,875

	Total Utilities	35,649

	Total Common Stock (Cost: $1,226,343) (96.9%)	1,134,485

	Total Investments (Cost: $1,226,343) (96.9%)	1,134,485

	Excess of Other Assets over Liabilities (3.1%)	35,765

	Net Assets (100.0%)	$1,170,250

(1)	Non-income producing security.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund
Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Information Technology	18.0%
Health Care	15.6
Financials	13.8
Industrials	12.3
Consumer Discretionary	10.7
Energy	10.5
Materials	7.2
Telecommunication Services	4.1
Utilities	3.0
Consumer Staples	1.7

Total	96.9%

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited)	April 30, 2016

Number of Shares	Common Stock	Value

	Consumer Staples (16.9%)
1,000	Altria Group, Inc.	$62,710
1,181	Coca-Cola Co. (The)	52,909
122	CVS Health Corp.	12,261
549	Kraft Heinz Co. (The)	42,860
532	Wal-Mart Stores, Inc.	35,575

	Total Consumer Staples	206,315

	Energy (7.7%)
234	EQT Midstream Partners LP	18,554
650	Kinder Morgan, Inc.	11,544
666	Occidental Petroleum Corp.	51,049
311	Targa Resources Corp.	12,583

	Total Energy	93,730

	Financials (20.1%)
549	Chubb Ltd.	64,705
2,158	Golub Capital BDC, Inc.	37,873
226	M&T Bank Corp.	26,740
372	Progressive Corp. (The)	12,127
2,126	TPG Specialty Lending, Inc.	34,930
612	U.S. Bancorp	26,126
869	Wells Fargo & Co.	43,433

	Total Financials	245,934

	Health Care (4.8%)
231	Amgen, Inc.	36,567
283	Cardinal Health, Inc.	22,204

	Total Health Care	58,771

	Industrials (12.9%)
1,452	Healthcare Services Group, Inc.	54,958
1,065	Nielsen Holdings PLC	55,529
990	Republic Services, Inc.	46,599

	Total Industrials	157,086

	Real Estate Investment Trust (REIT) (9.4%)
2,430	Colony Capital, Inc., Class A	42,963
473	Colony Starwood Homes	11,527
60	Equinix, Inc.	19,821
199	Simon Property Group, Inc.	40,033

	Total Real Estate Investment Trust (REIT)	114,344

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Telecommunication Services (5.1%)
1,235	Verizon Communications, Inc. (1)	$62,911

	Utilities (5.3%)
215	NextEra Energy, Inc.	25,280
1,065	PPL Corp.	40,087

	Total Utilities	65,367

	Total Common Stock (Cost: $965,845) (82.2%)	1,004,458

Number of Contracts	Options

	Purchased Options (0.1%)
27	iShares MSCI Emerging Markets Index ETF, Put, Strike Price $33, Expires 06/17/16	1,728

	Total Purchased Options (Cost: $2,917)	1,728

	Total Investments Before Investments Sold Short (Cost: $968,762) (82.3%)	1,006,186

Number of Shares	Securities Sold Short

	Consumer Discretionary (-0.9%)
(786)	American Eagle Outfitters, Inc.	(11,248)

	Health Care (-0.9%)
(262)	Medidata Solutions, Inc. (2)	(11,431)

	Industrials (-1.8%)
(512)	Delta Air Lines, Inc.	(21,335)

	Mutual Funds (-5.9%)
(818)	Industrial Select Sector SPDR Fund	(45,939)
(249)	Powershares QQQ Trust Series 1	(26,324)

	Total Mutual Funds	(72,263)

	Real Estate Investment Trust (REIT) (-1.4%)
(80)	Essex Property Trust, Inc.	(17,636)

	Total Securities Sold Short (Cost: $(131,235)) (-10.9%)	(133,913)

	Total Investments Net of Securities Sold Short (Cost: $837,527) (71.4%)	872,273

	Excess of Other Assets over Liabilities (28.6%)	349,838

	Net Assets (100.0%)	$1,222,111

(1)	All or portion of this security is segregated to cover for written options.

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)	April 30, 2016

(2)	Non-income producing security.

ETF -   Exchange Traded Fund

S&P -   Standard and Poor’s

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund
Investments by Industry (Unaudited)	April 30, 2016

Industry	Percentage of Net Assets
Financials	20.1%
Consumer Staples	16.9
Industrials	12.9
Real Estate Investment Trust (REIT)	9.4
Energy	7.7
Utilities	5.3
Telecommunication Services	5.1
Health Care	4.8
Purchased Options	0.1

Total	82.3%

Securities Sold Short

Industry	Percentage of Net Assets
Consumer Discretionary	(0.9%)
Health Care	(0.9)
Real Estate Investment Trust (REIT)	(1.4)
Industrials	(1.8)
Mutual Funds	(5.9)

Total	(10.9%)

See accompanying notes to financial statements.

TCW Alternative Funds
Statements of Assets and Liabilities (Unaudited)	April 30, 2016

	TCW | Gargoyle Hedged Value Fund	TCW | Gargoyle Dynamic 500 Fund	TCW | Gargoyle Systematic Value Fund	TCW High Dividend Equities Long/Short Fund
ASSETS:
Investments, at Value (1)	$55,023,489	$1,221,296	$1,134,485	$1,006,186
Cash	139,614	19,498	9,041	183,103
Deposit with Brokers for Collateral on Short Sales	—	—	—	164,952
Receivable for Securities Sold	2,744,331	2,939	68,868	—
Interest and Dividends Receivable	48,952	—	569	1,114
Receivable from Investment Adviser	41,905	38,716	38,419	38,026
Receivable for Fund Shares Sold	6,933	—	—	—
Prepaid Expenses	30,646	—	—	—

Total Assets	58,035,870	1,282,449	1,251,382	1,393,381

LIABILITIES:
Written Options, at Value (2)	646,393	15,010	—	—
Securities Sold Short, at Value (3)	—	—	—	133,913
Payable for Securities Purchased	2,484,402	—	59,475	14,187
Payable for Fund Shares Redeemed	57,355	—	—	—
Payable for Dividends on Short Sales	—	—	—	108
Payable to Broker	—	—	—	323
Accrued Management Fees	40,024	4,035	3,264	4,733
Accrued Trustees’ Fees and Expenses	—	295	303	293
Accrued Distribution Fees	1,895	77	72	75
Other Accrued Expenses	43,461	17,847	18,018	17,638

Total Liabilities	3,273,530	37,264	81,132	171,270

NET ASSETS	$54,762,340	$1,245,185	$1,170,250	$1,222,111

NET ASSETS CONSIST OF:
Paid-in Capital	$55,474,045	$1,256,605	$1,251,394	$1,254,330
Undistributed Net Investment Income	250,187	1,555	1,940	2,177
Accumulated Net Realized Gain (Loss) on Investments, Investments on Securities Sold Short and Written Options	(450,783)	(5,029)	8,774	(69,142)
Net Unrealized Appreciation (Depreciation) of Investments, Investments on Securities Sold Short and Written Options	(511,109)	(7,946)	(91,858)	34,746

NET ASSETS	$54,762,340	$1,245,185	$1,170,250	$1,222,111

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$45,497,620	$871,909	$819,437	$855,574

N Class Share	$9,264,720	$373,276	$350,813	$366,537

CAPITAL SHARES OUSTANDING: (4)
I Class Share	5,208,958	87,976	87,610	87,798

N Class Share	1,057,771	37,695	37,538	37,645

NET ASSET VALUE PER SHARE: (5)
I Class Share	$8.73	$9.91	$9.35	$9.74

N Class Share	$8.76	$9.90	$9.35	$9.74

(1)	The identified cost for the TCW | Gargoyle Hedged Value Fund, the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Systematic Value Fund and the TCW High Dividend Equities Long/Short Fund at April 30, 2016 was $55,785,733, $1,236,620, $1,226,343 and $968,762, respectively.
(2)	The premiums received for the TCW | Gargoyle Hedged Value Fund, the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Systematic Value Fund and the TCW High Dividend Equities Long/Short Fund at April 30, 2016 was $897,528, $22,388, $0 and $0, respectively.
(3)	The identified cost for the TCW | Gargoyle Hedged Value Fund, the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Systematic Value Fund and the TCW High Dividend Equities Long/Short Fund at April 30, 2016 was $0, $0, $0 and $131,235, respectively.
(4)	Authorized to issue unlimited number of shares with no par value.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Alternative Funds
Statements of Operations (Unaudited)	Six Months Ended April 30, 2016

	TCW | Gargoyle Hedged Value Fund	TCW | Gargoyle Dynamic 500 Fund(1)	TCW | Gargoyle Systematic Value Fund(1)	TCW High Dividend Equities Long/ Short Fund(1)
INVESTMENT INCOME

Income:
Dividends (2)	$653,751	$13,585	$7,883	$15,552
Interest	—	—	—	13

Total	653,751	13,585	7,883	15,565

Expenses:
Management Fees	259,987	4,034	3,265	4,733
Trustees’ Fees and Expenses	61,351	968	916	963
Administration Fees	53,482	17,977	17,988	17,984
Transfer Agent Fees:
I Class	50,938	8,694	8,694	8,694
N Class	13,827	3,759	3,759	3,762
Registration Fees:
I Class	17,443	12	12	12
N Class	3,730	5	5	5
Distribution Fees:
N Class	12,761	380	352	376
Professional Fees	40,638	5,914	5,902	5,913
Shareholder Reporting Expense	31,170	1,392	1,129	1,434
Insurance Fees	25,843	1	1	1
Other Fees	4,653	1,004	946	1,002

Total Expenses Excluding Dividend Expense and Service Fee on Securities Sold Short	575,823	44,140	42,969	44,879
Dividend Expense	—	—	—	1,123
Service Fee on Securities Sold Short	—	—	—	479
Total expenses before waivers	575,823	44,140	42,969	46,481
Less Expenses Borne by Investment Adviser:
I Class	(164,027)	(27,056)	(26,848)	(26,570)
N Class	(37,944)	(11,660)	(11,572)	(11,456)

Net Expenses	373,852	5,424	4,549	8,455

Net Investment Income	279,899	8,161	3,334	7,110

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	3,094,289	(1,796)	8,774	(59,318)
Investments on Securities sold short	—	—	—	(9,824)
Written Options	(1,455,799)	(3,233)	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,858,239)	(15,324)	(91,858)	37,424
Investments on Securities sold short	—	—	—	(2,678)
Written Options	1,798,183	7,378	—	—

Net Realized and Unrealized Loss on Investments	(3,421,566)	(12,975)	(83,084)	(34,396)

DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,141,667)	$(4,814)	$(79,750)	$(27,286)

(1)	Commencement of operations was December 1, 2015.
(2)	Net of foreign taxes withheld of $477, $0, $120 and $0, for the TCW | Gargoyle Hedged Value Fund, the TCW | Gargoyle Dynamic 500 Fund, the TCW | Gargoyle Systematic Value Fund and the TCW High Dividend Equities Long/Short Fund, respectively.

See accompanying notes to financial statements.

TCW Alternative Funds
Statements of Changes in Net Assets

		TCW | Gargoyle
		Hedged Value
	Fund
	Six Months
	Ended
	April 30, 2016	One Month Ended	Year Ended
	(Unaudited)	October 31, 2015 (1)	September 30, 2015
OPERATIONS:
Net Investment Income (Loss)	$279,899	$(20,611)	$446,057
Net Realized Gain (Loss) on Investments, Securities sold short and Options Written	1,638,490	(1,110,583)	1,536,522
Change in Unrealized Depreciation on Investments, Securities sold short and Options Written	(5,060,056)	3,410,779	(7,792,832)

Increase (Decrease) in Net Assets Resulting from Operations	(3,141,667)	2,279,585	(5,810,253)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	(309,828)	—	(239,714)
N Class	(14,059)	—	(16,393)
Distributions from Net Realized Gain:
I Class	(961,689)	—	(2,428,017)
N Class	(202,186)	—	(645,890)

Total Distributions to Shareholders	(1,487,762)	—	(3,330,014)

NET CAPITAL SHARE TRANSACTIONS:
I Class	(6,443,640)	714,590	15,162,052
N Class	(2,284,262)	(332,557)	(8,321,159)

Increase (Decrease) in Net Assets Resulting from Net Capital Share Transactions	(8,727,902)	382,033	6,840,893

Increase (Decrease) in Net Assets	(13,357,331)	2,661,618	(2,299,374)
NET ASSETS:
Beginning of Period	68,119,671	65,458,053	67,757,427

End of Period	$54,762,340	$68,119,671	$65,458,083

Undistributed Net Investment Income	$250,187	$294,175	$314,786

(1)	The Fund changed its fiscal year end to October 31.

See accompanying notes to financial statements.

TCW Alternative Funds

Statements of Changes in Net Assets

	TCW | Gargoyle Dynamic 500 Fund (1)	TCW | Gargoyle Systematic Value Fund (1)	TCW High Dividend Equities Long/Short Fund (1)
	Period Ended April 30, 2016 (Unaudited)	Period Ended April 30, 2016 (Unaudited)	Period Ended April 30, 2016 (Unaudited)
OPERATIONS:
Net Investment Income	$8,161	$3,334	$7,110
Net Realized Gain (Loss) on Investments, Securities sold short and Options Written	(5,029)	8,774	(69,142)
Change in Unrealized Appreciation (Depreciation) on Investments, Securities sold short and Options Written	(7,946)	(91,858)	34,746

(Decrease) in Net Assets Resulting from Operations	(4,814)	(79,750)	(27,286)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from Net Investment Income:
I Class	(4,685)	(1,034)	(3,514)
N Class	(1,921)	(360)	(1,419)
Distributions from Net Realized Gain:
I Class	—	—	—
N Class	—	—	—

Total Distributions to Shareholders	(6,606)	(1,394)	(4,933)

NET CAPITAL SHARE TRANSACTIONS:
I Class	879,684	876,034	877,911
N Class	376,921	375,360	376,419

Increase in Net Assets Resulting from Net Capital Share Transactions	1,256,605	1,251,394	1,254,330

Increase in Net Assets	1,245,185	1,170,250	1,222,111
NET ASSETS:
Beginning of Period	—	—	—

End of Period	$1,245,185	$1,170,250	$1,222,111

Undistributed Net Investment Income	$1,555	$1,940	$2,177

(1)	Commencement of operations was December 1, 2015.

See accompanying notes to financial statements.

TCW Alternative Funds

Notes to Financial Statements (Unaudited)	April 30, 2016

Note 1 — Organization

TCW Alternative Funds, a Delaware statutory trust (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Trust consists of four separate portfolios (each a “Fund” and collectively, the “Funds”): TCW | Gargoyle Hedged Value Fund (“Hedged Value”), TCW | Gargoyle Dynamic 500 Fund (“Dynamic 500”), TCW | Gargoyle Systematic Value Fund (“Systematic Value”) and the TCW High Dividend Equities Long/Short Fund (“Dividend Equities”), no-load mutual funds. TCW Investment Management Company (the “Adviser”) is the investment adviser to and an affiliate of the Funds and is registered under the Investment Advisers Act of 1940. Each Fund’s investment objective and principal strategy are as follows:

TCW Alternative Fund	Investment Objective and Principal Strategy

TCW | Gargoyle Hedged Value Fund	Seeks long-term capital appreciation with lower volatility than a standalone stock portfolio by mixing a stock portfolio with index call options.
TCW | Gargoyle Dynamic 500 Fund

Seeks greater long-term capital appreciation with reduced risk and lower volatility than the S&P 500 Index. The Fund seeks to achieve this by buying the S&P 500 Index and selling short-term slightly out-of-the-money SPX Call Options.

TCW | Gargoyle Systematic Value Fund	Seeks long-term capital appreciation by investing in equity securities of medium-large capitalization companies.
TCW High Dividend Equities Long/Short Fund

Seeks long-term capital appreciation by investing in equity securities listed on U.S. financial markets that are considered to have high dividends and in derivative instruments that have economic characteristics similar to such securities. The Fund may also short securities.

The Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

Through the Plan of Reorganization (the “Reorganization”), Hedged Value acquired all of the assets and liabilities of the RiverPark/Gargoyle Hedged Value Fund (the “Predecessor Fund”) on July 13, 2015. The shareholders of the Predecessor Fund received shares of Hedged Value with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization at the following conversion ratios:

	Predecessor Fund Shares Prior to Reorganization	Conversion Ratio	New Shares Issued by Hedged Value

Institutional Class/I Class	4,364,637	1.37451	5,999,237
Retail Class/N Class	1,135,908	1.37048	1,556,739

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)

The Reorganization was treated as a tax-free exchange for federal income tax purposes, and accordingly, the basis of the assets of Hedged Value reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization.

The net assets and composition of net assets of Hedged Value and the Predecessor Fund on July 12, 2015, were as follows:

	Hedged Value	Predecessor Fund	Combined Funds
Paid-in-Capital	$100,000	$66,001,795	$66,101,795
Accumulated Net Investment Income	—	295,433	295,433
Accumulated Net Realized Gain	—	3,970,752	3,970,752
Net Unrealized Appreciation	—	5,224,907	5,224,907

Net Assets	$100,000	$75,492,887	$75,592,887

Cost of Investments	$100,000	$70,211,492	$70,311,492

The Predecessor Fund and Hedged Value had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in Hedged Value’s financial statements and financial highlights. For the year ended September 30, 2014, and prior periods, the audit of those financial statements were performed by auditors different from the auditors of current reports.

The fiscal year end of the Predecessor Fund was September 30,2015. Subsequent to September 30, 2015, Hedged Value changed its fiscal year end to October 31, 2015, to reflect the fiscal year end of the Trust.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes. The Funds are considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services—Investment Companies.

Net Asset Value: The Net Asset Value of each Class of the Funds are determined by dividing the Funds’ net assets attributable to each class by the number of shares issued and outstanding of that Class at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time or 1:00 p.m. Pacific Time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options, swaps and futures.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2016

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Adviser that prices received are not reflective of a security’s market value, are valued by the Adviser in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	—	quoted prices in active markets for identical investments
Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Exchange listed option contracts traded on securities are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1.

The Funds categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of April 30, 2016.

The Funds did not have any transfers in and out of Level 1 of the fair value during the period ended April 30, 2016.

The Funds held no investments or other financial instruments at April 30, 2016, whose fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2016, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories.

TCW | Gargoyle Hedged Value Fund

	Equity
	Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$649,393	$649,393

Total Value	$649,393	$649,393

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2016

TCW | Gargoyle Hedged Value Fund
	Equity
	Risk	Total

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(1,455,799)	$(1,455,799)

Total Value	$(1,455,799)	$(1,455,799)

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$1,798,183	$1,798,183

Total Unrealized Appreciation (Depreciation)	$1,798,183	$1,798,183

Shares/Units(1)	475	475

(1)	Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2016.

TCW | Gargoyle Dynamic 500 Fund
	Equity
	Risk	Total

Statement of Assets and Liabilities:
Liability Derivatives
Written Options	$15,010	$15,010

Total Value	$15,010	$15,010

Statement of Operations:
Realized Gain (Loss) on:
Written Options	$(3,233)	$(3,233)

Total Value	$(3,233)	$(3,233)

Change in Unrealized Appreciation (Depreciation) on:
Written Options	$7,378	$7,378

Total Unrealized Appreciation (Depreciation)	$7,378	$7,378

Shares/Units(1)	8	8

(1)	Amounts disclosed represent average number of contracts, which are representative of the volume traded for the period ended April 30, 2016.

Options: The Funds may purchase and sell put and call options on securities or indexes to enhance investment performance and/or to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Put option gives the holder the right to sell, and

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had they sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately wants to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Funds may sell index call options to partially hedge its stock portfolio. The Funds receive premium for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

TCW | Gargoyle Hedged Value Fund and the TCW | Gargoyle Dynamic 500 Fund wrote call options during the six months ended April 30, 2016, to lower the volatility of the Funds while producing additional income. The TCW High Dividend Equities Long/Short Fund purchased put options during the same period to hedge the emerging markets sector.

Option contracts purchased and written by the Funds and outstanding at the end of the respective periods are listed in the Funds’ Schedule of Investments.

The amount listed on the Statement of Assets and Liabilities as either deposit with brokers or payable to brokers for options, is cash held with or owed to the prime broker, Credit Suisse, to cover the cash movement of opening and closing option trades within the broker’s account.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2016

Transactions in written option contracts for the period ended April 30, 2016, were as follows:

TCW | Gargoyle Hedged Value Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	355	$1,069,860
Options written	3,173	8,112,033
Options terminated in closing purchase transactions	(2,895)	(7,908,639)
Options exercised	—	—
Options expired	(158)	(375,726)

Options outstanding at April 30, 2016	475	$897,528

TCW | Gargoyle Dynamic 500 Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	45	153,701
Options terminated in closing purchase transactions	(36)	(130,373)
Options exercised	—	—
Options expired	(1)	(940)

Options outstanding at April 30, 2016	8	$22,388

TCW High Dividend Equities Long/Short Fund	Call Contracts	Call Premiums
Options outstanding at October 31, 2015	—	$—
Options written	3	1,032
Options terminated in closing purchase transactions	—	—
Options exercised	(3)	(1,032)
Options expired	—	—

Options outstanding at April 30, 2016	—	$—

Short Sales: Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair value of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is covered. Possible losses from short sales may be unlimited, whereas from purchases cannot exceed the total amount invested.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to the Funds or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, could result in differing amounts of distributions made by each class.

Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by the Funds will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

are primarily due to wash sales rules, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year. Dividends received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distribution received, if any, in excess of the cost basis of a security is recognized as capital gain.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk: The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Investment Style Risk: The Funds may also be subject to investment style risk. The Adviser’s investment styles may be out of favor at times or may not produce the best results over shorter or longer time periods and may increase the volatility of the Funds’ share price.

Equity Risk: Equity securities may include common stock, preferred stock or other securities representing an ownership interest or the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

Derivatives Risk: Use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of the Funds to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2016

At April 30, 2016, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

			Net	Cost of
			Unrealized	Investments for
	Unrealized	Unrealized	Appreciation	Federal Income
	Appreciation	(Depreciation)	(Depreciation)	Tax Purposes

TCW | Gargoyle Hedged Value Fund	$5,447,062	$(6,209,306)	$(762,244)	$55,785,733
TCW | Gargoyle Dynamic 500 Fund	—	(15,324)	(15,324)	1,236,620
TCW | Gargoyle Systematic Value Fund	49,048	(140,906)	(91,858)	1,226,343
TCW High Dividend Equities Long/Short Fund	51,844	(14,420)	37,424	968,762

At October 31, 2015, the Funds had no realized loss carryforwards for federal income tax purposes.

The Funds will be permitted to carry forward capital losses incurred in future taxable years for an unlimited period. Additionally, Capital losses that are carried forward will retain their character as either short-term or long-term capital losses.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Adviser, as compensation for services rendered, facilities furnished and expenses borne by it, annual management fees of the Funds’ daily net asset value as follows:

TCW | Gargoyle Hedged Value Fund	0.90%
TCW | Gargoyle Dynamic 500 Fund	0.80%
TCW | Gargoyle Systematic Value Fund	0.70%
TCW High Dividend Equities Long/Short Fund	0.95%

The Adviser, not the Funds, is responsible for the payment of sub-advisory fees to Gargoyle Investment Advisor L.L.C. (“Gargoyle”), as the Sub-Adviser for the Funds listed below. Under the Investment Sub-Advisory Agreement with Gargoyle, the Adviser pays the following sub-advisory fees to Gargoyle as compensation for the services rendered to those Funds listed below:

	Annual Sub-Advisory Fee
Fund	(As Percent of Average Net Asset Value)
TCW | Gargoyle Hedged Value Fund	0.38	%-0.70%*
TCW | Gargoyle Dynamic 500 Fund	0.40	%**
TCW | Gargoyle Systematic Value Fund	0.35	%**

* Varies based on average net asset value and Fund and Adviser expenses.

** These amounts may be reduced to the extent there are operating expenses paid by the Adviser or Gargoyle for the applicable Fund.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

The Adviser limits the operating expenses of each Class of shares not to exceed the following expense ratios relative to each Class’ average daily net assets:

TCW | Gargoyle Hedged Value Fund
I Shares	1.25%(1)
N Shares	1.50%(1)

TCW | Gargoyle Dynamic 500 Fund
I Shares	1.00%(1)
N Shares	1.25%(1)

TCW | Gargoyle Systematic Value Fund
I Shares	0.90%(1)
N Shares	1.15%(1)

TCW High Dividend Equities Long/Short Fund
I Shares	1.30%(1)
N Shares	1.55%(1)

(1) These limitations are based on an agreement between the Adviser and the Fund.

The amount borne by the Adviser during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation can be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Adviser can recapture expenses from the Funds for three years from the date they were waived.

At April 30, 2016, the Adviser has available for recoupment the following class specific waivers recorded by the Funds:

	Year	Total Waived	Expiration Date	04/30/2016 Remaining

TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2015	$ 53,400	10/31/2018	$150,140
N Class Shares	10/31/2015	$ 13,597	10/31/2018	$ 36,779
Total				$186,919
TCW | Gargoyle Hedged Value Fund
I Class Shares	10/31/2016	$ 164,027	10/31/2019	$164,027
N Class Shares	10/31/2016	$ 37,944	10/31/2019	$ 37,944
Total				$201,971
TCW | Gargoyle Dynamic 500 Fund
I Class Shares	10/31/2016	$ 27,056	10/31/2019	$27,056
N Class Shares	10/31/2016	$ 11,660	10/31/2019	$11,660
Total				$38,716

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2016

	Year	Total Waived	Expiration Date	04/30/2016 Remaining

TCW | Gargoyle Systematic Value Fund
I Class Shares	10/31/2016	$26,848	10/31/2019	$26,848
N Class Shares	10/31/2016	$11,572	10/31/2019	$11,572
Total				$38,420
TCW High Dividend Equities Long/Short Fund
I Class Shares	10/31/2016	$26,570	10/31/2019	$26,570
N Class Shares	10/31/2016	$11,456	10/31/2019	$11,456
Total				$38,026

Trustees’ Fees: Trustees who are not affiliated with the Adviser receive compensation from the Funds as shown on the Statement of Operations. Trustees may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred are recorded on the Fund’s books as other liabilities. Deferred compensation is included within Trustees’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Adviser and the Funds, serves as the non-exclusive distributor of each class of the Fund’s shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares. Under the terms of the plan, the Funds compensate the Distributor at a rate equal to 0.25% of the average daily net assets of the Funds attributable to their N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2016, were as follows:

	Purchases at Cost	Sales or Maturity Proceeds

TCW | Gargoyle Hedged Value Fund	$19,973,054	$31,889,814
TCW | Gargoyle Dynamic 500 Fund	1,299,548	61,132
TCW | Gargoyle Systematic Value Fund	1,378,581	161,012
TCW High Dividend Equities Long/Short Fund	1,563,207	666,818

There were no purchases or sales of U.S. government securities during these periods.

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions

Transactions in the Fund’s shares were as follows:

TCW | Gargoyle Hedged Value Fund	Six Months Ended April 30, 2016		Month Ended October 31, 2015(1)		Year Ended September 30, 2015(2)

I Class	Shares	Amount	Shares	Amount	Shares(3)	Amount

Shares sold	633,609	$5,416,744	350,348	$3,287,627	2,991,933	$29,477,990
Shares Issued upon
Reinvestment of Dividends	123,698	1,065,043	—	—	230,349	2,189,737
Shares Redeemed	(1,487,659)	(12,925,427)	(274,897)	(2,573,037)	(1,707,420)	(16,505,675)

Net Increase (Decrease)	(730,352)	$(6,443,640)	75,451	$714,590	1,514,862	$15,162,052

TCW | Gargoyle Hedged Value Fund	Six Months Ended April 30, 2016		Month Ended October 31, 2015(1)		Year Ended September 30, 2015(2)

N Class	Shares	Amount	Shares	Amount	Shares(3)	Amount
Shares sold	88,121	$770,809	2,361	$22,052	766,222	$7,729,435
Shares Issued upon Reinvestment of Dividends	24,325	210,172	—	—	68,090	645,349
Shares Redeemed	(375,553)	(3,265,243)	(38,036)	(354,609)	(1,685,297)	(16,695,943)

Net Decrease	(263,107)	$(2,284,262)	(35,675)	$(332,557)	(850,985)	$(8,321,159)

(1)	The Fund changed its fiscal year end to October 31.

(2)	Includes activity of the Predecessor Fund.

(3)	Adjusted based on the exchange ratio stated in Note 1.

TCW | Gargoyle Dynamic 500 Fund	Period Ended April 30, 2016
I Class	Shares	Amount

Shares sold	87,500	$875,000
Shares Issued upon Reinvestment of Dividends	476	4,684
Shares Redeemed	—	—
Net Increase	87,976	$879,684

TCW | Gargoyle Dynamic 500 Fund	Period Ended April 30, 2016
N Class	Shares	Amount

Shares sold	37,500	$375,000
Shares Issued upon Reinvestment of Dividends	195	1,921
Shares Redeemed	—	—
Net Increase	37,695	$376,921

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)	April 30, 2016

TCW | Gargoyle Systematic Value Fund	Period Ended April 30, 2016
I Class	Shares	Amount

Shares sold	87,500	$875,000
Shares Issued upon Reinvestment of Dividends	110	1,034
Shares Redeemed	—	—
Net Increase	87,610	$876,034
TCW | Gargoyle Systematic Value Fund	Period Ended April 30, 2016
N Class	Shares	Amount

Shares sold	37,500	$375,000
Shares Issued upon Reinvestment of Dividends	38	360
Shares Redeemed	—	—
Net Increase	37,538	$375,360
TCW High Dividend Equities Long/Short Fund	Period Ended April 30, 2016
I Class	Shares	Amount

Shares sold	87,500	$875,000
Shares Issued upon Reinvestment of Dividends	298	2,911
Shares Redeemed	—	—
Net Increase	87,798	$877,911
TCW High Dividend Equities Long/Short Fund	Period Ended April 30, 2016
N Class	Shares	Amount

Shares sold	37,500	$375,000
Shares Issued upon Reinvestment of Dividends	145	1,419
Shares Redeemed	—	—
Net Increase	37,645	$376,419

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2016.

Note 10 — Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. In addition, the Trust entered into an agreement with each of the Trustees which provides that the Trust will indemnify and hold harmless each Trustee against any expenses actually and reasonably incurred by any Trustee in any proceeding arising out of or in connection with the Trustee’s services to the Trust, to the fullest extent permitted by the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Trust enters into agreements with service providers

TCW Alternative Funds
Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Indemnifications (Continued)

that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote. The Trust has not accrued any liability in connection with such indemnification.

TCW | Gargoyle Hedged Value Fund

Financial Highlights - I Class

	Six Months Ended April 30, 2016 (Unaudited)		One Month Ended October 31, 2015(1)		Year Ended September 30,				April 30, 2012 (Commencement of Operations) through September 30, 2012 (2)(8)
					2015(2)	2014(2)(8)		2013(2)(8)
Net Asset Value Per Share, Beginning of Period	$9.38		$9.07		$10.34	$9.07		$7.25	$7.28

Income from Investment Operations:
Net investment income (loss)(3)	0.04		(0.00	)(4)	0.07	0.05		0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investment	(0.48)		0.31		(0.89)	1.33		1.96	(0.07)

Total from Investment Operations	(0.44)		0.31		(0.82)	1.38		2.03	(0.03)

Less Distributions:
Distributions from Net Investment Income	(0.05)		—		(0.04)	(0.04)		(0.06)	—
Distributions From Net Realized Gain	(0.16)		—		(0.41)	(0.07)		(0.15)	—

Total Distributions	(0.21)		—		(0.45)	(0.11)		(0.21)	—

Net Asset Value Per Share, End of Period	$8.73		$9.38		$9.07	$10.34		$9.07	$7.25

Total Return	(4.58	)%(5)	3.42	%(5)	(8.15)%	15.32%		28.54%	(0.30	)%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$47,498		$55,734		$53,166	$44,955		$20,123	$16,899
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.94	%(6)	2.39	%(6)	1.37%	1.17%		1.52%	1.94	%(6)
After Expense Reimbursement	1.25	%(6)	1.25	%(6)	1.25%	1.25	%(7)	1.25%	1.25	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.02	%(6)	(0.31	%)(6)	0.66%	0.48%		0.92%	1.28	%(6)
Portfolio Turnover Rate	33	%(5)	3	%(5)	71%	42%		66%	29	%(5)

(1)   The Fund changed its fiscal year end to October 31.

(2)   Reflects the Institutional Class of the Predecessor Fund adjusted for the exchange.

(3)  Computed using average shares outstanding throughout the period.

(4)   Less than (0.005).

(5)  Not annualized.

(6)  Annualized.

(7)   Ratios include previously waived advisory fees recovered.

(8)   In connection with the reorganization of the RiverPark/Gargoyle Hedged Value Fund into the TCW|Gargoyle Hedged Value Fund, a conversion factor of 1.37451 was applied to the years ended September 30, 2014 and 2013, and April 30, 2012 through September 30, 2012 per share amounts to properly reflect the historical performance of the Fund.

See accompanying notes to financial statements.

TCW | Gargoyle Hedged Value Fund

Financial Highlights - N Class

	Six Months Ended April 30, 2016 (Unaudited)		One Month Ended October 31, 2015(1)		Year Ended September 30,				May 4, 2012, (Commencement of Operations) through September 30, 2012 (2)(8)
					2015(2)	2014(2)(8)		2013(2)(8)
Net Asset Value Per Share, Beginning of Period	$9.38		$9.06		$10.34	$9.08		$7.27	$7.17

Income from Investment
Operations:
Net investment income (loss)(3)	0.03		(0.00	)(4)	0.04	0.02		0.04	0.04
Net Realized and Unrealized Gain (Loss)on Investment	(0.48)		0.32		(0.90)	1.34		1.97	0.06

Total from Investment Operations	(0.45)		0.32		(0.86)	1.36		2.01	0.10

Less Distributions:
Distributions from Net Investment Income	(0.01)		—		(0.01)	(0.03)		(0.05)	—
Distributions From Net Realized Gain	(0.16)		—		(0.41)	(0.07)		(0.15)	—

Total Distributions	(0.17)		—		(0.42)	(0.10)		(0.20)	—

Net Asset Value Per Share, End of Period	$8.76		$9.38		$9.06	$10.34		$9.08	$7.27

Total Return	(4.71	)%(5)	3.53	%(5)	(8.45)%	15.03%		28.42%	1.32	%(5)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$9,265		$12,385		$12,292	$22,802		$8,533	$402
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.24	%(6)	2.78	%(6)	1.65%	1.52%		1.67%	1.99	%(6)
After Expense Reimbursement	1.50	%(6)	1.50	%(6)	1.50%	1.50	%(7)	1.50%	1.50	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75	%(6)	(0.57	%)(6)	0.40%	0.23%		0.54%	1.35	%(6)
Portfolio Turnover Rate	33	%(5)	3	%(5)	71%	42%		66%	29	%(5)

(1)   The Fund changed its fiscal year end to October 31.

(2)   Reflects the Retail Class of the Predecessor Fund adjusted for the exchange.

(3)  Computed using average shares outstanding throughout the period.

(4)  Less than (0.005).

(5)  Not annualized.

(6)  Annualized.

(7)   Ratios include previously waived advisory fees recovered.

(8)  In connection with the reorganization of the RiverPark/Gargoyle Hedged Value Fund into the TCW|Gargoyle Hedged Value Fund, a conversion factor of 1.37048 was applied to the years ended September 30, 2014 and 2013, and April 30, 2012 through September 30, 2012 per share amounts to properly reflect the historical performance of the Fund.

See accompanying notes to financial statements.

TCW | Dynamic 500 Value Fund

Financial Highlights - I Class

	December 1, 2015 (Commencement of Operations) through April 30, 2016 (unaudited)
Net Asset Value Per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income(1)	0.07
Net Realized and Unrealized (Loss) on Investment	(0.11)

Total from Investment Operations	(0.04)

Less Distributions:
Distributions from Net Investment Income	(0.05)
Distributions From Net Realized Gain	—

Total Distributions	(0.05)

Net Asset Value Per Share, End of Period	$9.91

Total Return	(0.36	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$872
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	8.68	%(3)
After Expense Reimbursement	1.00	%(3)
Ratio of Net Investment Income to Average Net Assets	1.70	%(3)
Portfolio Turnover Rate	5	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Dynamic 500 Value Fund

Financial Highlights - N Class

	December 1, 2015 (Commencement of Operations) through April 30, 2016 (unaudited)
Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income(1)	0.06
Net Realized and Unrealized (Loss) on Investment	(0.11)

Total from Investment Operations	(0.05)

Less Distributions:
Distributions from Net Investment Income	(0.05)
Distributions From Net Realized Gain	—

Total Distributions	(0.05)

Net Asset Value Per Share, End of Period	$9.90

Total Return	(0.39	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$373
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	8.92	%(3)
After Expense Reimbursement	1.25	%(3)
Ratio of Net Investment Income to Average Net Assets	1.43	%(3)
Portfolio Turnover Rate	5	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Financial Highlights - I Class

	December 1, 2015 (Commencement of Operations) through April 30, 2016 (unaudited)
Net Asset Value Per Share, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income(1)	0.03
Net Realized and Unrealized (Loss) on Investment	(0.67)

Total from Investment Operations	(0.64)

Less Distributions:
Distributions from Net Investment Income	(0.01)
Distributions From Net Realized Gain	—

Total Distributions	(0.01)

Net Asset Value Per Share, End of Period	$9.35

Total Return	(6.38	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$819
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.14	%(3)
After Expense Reimbursement	0.90	%(3)
Ratio of Net Investment Income to Average Net Assets	0.79	%(3)
Portfolio Turnover Rate	14	%(2)

(1)	Computed using average shares outstanding throughout the period.

(2)	Not annualized.

(3)	Annualized.

See accompanying notes to financial statements.

TCW | Gargoyle Systematic Value Fund

Financial Highlights - N Class

	December 1, 2015 (Commencement of Operations) through April 30, 2016 (unaudited)

Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income(1)	0.02
Net Realized and Unrealized (Loss) on Investment	(0.66)

Total from Investment Operations	(0.64)

Less Distributions:
Distributions from Net Investment Income	(0.01)
Distributions From Net Realized Gain	—

Total Distributions	(0.01)

Net Asset Value Per Share, End of Period	$9.35

Total Return	(6.41	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$351
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.38	%(3)
After Expense Reimbursement	1.15	%(3)
Ratio of Net Investment Income to Average Net Assets	0.53	%(3)
Portfolio Turnover Rate	14	%(2)

(1)  Computed using average shares outstanding throughout the period.

(2)  Not annualized.

(3)  Annualized.

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund

Financial Highlights - I Class

	December 1, 2015 (Commencement of Operations) through April 30, 2016 (unaudited)

Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income(1)	0.06
Net Realized and Unrealized (Loss) on Investment	(0.28)

Total from Investment Operations	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.04)
Distributions From Net Realized Gain	—

Total Distributions	(0.04)

Net Asset Value Per Share, End of Period	$9.74

Total Return	(2.20	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$856
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.26	%(3)(4)
After Expense Reimbursement	1.62	%(3)(4)
Ratio of Net Investment Income to Average Net Assets	1.51	%(3)
Portfolio Turnover Rate	79	%(2)

(1)  Computed using average shares outstanding throughout the period.

(2)  Not annualized.

(3)   Annualized.

(4)  Includes dividend expense of 0.32%.

See accompanying notes to financial statements.

TCW High Dividend Equities Long/Short Fund

Financial Highlights - N Class

	December 1, 2015 (Commencement of Operations) through April 30, 2016 (unaudited)

Net Asset Value Per Share, Beginning of Period	$10.00

Income from Investment Operations:
Net investment income(1)	0.05
Net Realized and Unrealized (Loss) on Investment	(0.27)

Total from Investment Operations	(0.22)

Less Distributions:
Distributions from Net Investment Income	(0.04)
Distributions From Net Realized Gain	—

Total Distributions	(0.04)

Net Asset Value Per Share, End of Period	$9.74

Total Return	(2.22	)%(2)
Ratios/Supplemental Data:
Net Assets, end of period (in thousands)	$366
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	9.49	%(3)(4)
After Expense Reimbursement	1.87	%(3)(4)
Ratio of Net Investment Income to Average Net Assets	1.24	%(3)
Portfolio Turnover Rate	79	%(2)

(1) Computed using average shares outstanding throughout the period.

(2) Not annualized.

(3) Annualized.

(4) Includes dividend expense of 0.32%.

See accompanying notes to financial statements.

TCW Alternative Funds

Shareholder Expenses  (Unaudited)

As a shareholder of a TCW Alternative Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example for

TCW | Gargoyle Hedged Value Fund is based on an Investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015, to April 30, 2016 (182 days).

The example for TCW | Gargoyle Dynamic 500 Fund, TCW | Gargoyle Systematic Fund and the TCW High Dividend Equities Long/Short Fund is based on an Investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015, to April 30, 2016 (152 days).

Actual Expenses The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period November 1, 2015 to April 30, 2016
TCW | Gargoyle Hedged Value Fund
I Class Shares
Actual	$1,000.00	$954.18	1.25%	$6.07
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	1.25%	$6.27
N Class Shares
Actual	$1,000.00	$952.90	1.50%	$7.28
Hypothetical (5% return before expenses)	$1,000.00	$1,017.40	1.50%	$7.52

TCW Alternative Funds

Shareholder Expenses (Unaudited) (Continued)

	Beginning Account Value December 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio	Expenses Paid During Period December 1, 2015 to April 30, 2016
TCW | Gargoyle Dynamic 500 Fund
I Class Shares
Actual	$1,000	$996.38	1.00%	$4.15
Hypothetical (5% return before expenses)	$1,000	$1,016.61	1.00%	$4.19
N Class Shares
Actual	$1,000	$996.15	1.25%	$5.18
Hypothetical (5% return before expenses)	$1,000	$1,015.57	1.25%	$5.23
TCW | Gargoyle Systematic Value Fund
I Class Shares
Actual	$1,000	$936.18	0.90%	$3.62
Hypothetical (5% return before expenses)	$1,000	$1,017.03	0.90%	$3.77
N Class Shares
Actual	$1,000	$935.95	1.15%	$4.62
Hypothetical (5% return before expenses)	$1,000	$1,015.99	1.15%	$4.81
TCW High Dividend Long/Short Fund
I Class Shares
Actual	$1,000	$978.00	1.62%	$6.65
Hypothetical (5% return before expenses)	$1,000	$1,014.04	1.62%	$6.78
N Class Shares
Actual	$1,000	$977.78	1.87%	$7.68
Hypothetical (5% return before expenses)	$1,000	$1,013.00	1.87%	$7.82

TCW Alternative Funds

Privacy Policy

Our Privacy Policy

We, The TCW Group, Inc. and its subsidiaries, the TCW Alternative Funds, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds (collectively, “TCW”) are committed to protecting the nonpublic personal and financial information of our customers and consumers who obtain or seek to obtain financial products or services primarily for personal, family or household purposes. We fulfill our commitment by establishing and implementing policies and systems to protect the security and confidentiality of this information.

In our offices, we limit access to nonpublic personal and financial information about you to those TCW personnel who need to know the information in order to provide products or services to you. We maintain physical, electronic and procedural safeguards to protect your nonpublic personal and financial information.

What You Should Know

At TCW, we recognize the importance of keeping information about you secure and confidential. We do not sell or share your nonpublic personal and financial information with marketers or others outside our affiliated group of companies.

We carefully manage information among our affiliated group of companies to safeguard your privacy and to provide you with consistently excellent service.

We are providing this notice to you to comply with the requirements of Regulation S-P, “Privacy of Consumer Financial Information,” issued by the United States Securities and Exchange Commission.

Categories of Information We Collect

We may collect the following types of nonpublic personal and financial information about you from the following sources:

•	Your name, address and identifying numbers, and other personal and financial information, from you and from identification cards and papers you submit to us, on applications, subscription agreements or other forms or communications.

•	Information about your account balances and financial transactions with us, our affiliated entities, or nonaffiliated third parties, from our internal sources, from affiliated entities and from nonaffiliated third parties.

•	Information about your account balances and financial transactions and other personal and financial information, from consumer credit reporting agencies or other nonaffiliated third parties, to verify information received from you or others.

TCW Alternative Funds

Privacy Policy  (Continued)

Categories of Information We Disclose to Nonaffiliated Third Parties

•	We may disclose your name, address and account and other identifying numbers, as well as information about your pending or past transactions and other personal financial information, to nonaffiliated third parties, for our everyday business purposes such as necessary to execute, process, service and confirm your securities transactions and mutual fund transactions, to administer and service your account and commingled investment vehicles in which you are invested, to market our products and services through joint marketing arrangements or to respond to court orders and legal investigations.

•	We may disclose nonpublic personal and financial information concerning you to law enforcement agencies, federal regulatory agencies, self-regulatory organizations or other nonaffiliated third parties, if required or requested to do so by a court order, judicial subpoena or regulatory inquiry.

We do not otherwise disclose your nonpublic personal and financial information to nonaffiliated third parties, except where we believe in good faith that disclosure is required or permitted by law. Because we do not disclose your nonpublic personal and financial information to nonaffiliated third parties, our Customer Privacy Policy does not contain opt-out provisions.

Categories of Information We Disclose to Our Affiliated Entities

•	We may disclose your name, address and account and other identifying numbers, account balances, information about your pending or past transactions and other personal financial information to our affiliated entities for any purpose.

•	We regularly disclose your name, address and account and other identifying numbers, account balances and information about your pending or past transactions to our affiliates to execute, process and confirm securities transactions or mutual fund transactions for you, to administer and service your account and commingled investment vehicles in which you are invested, or to market our products and services to you.

Information About Former Customers

We do not disclose nonpublic personal and financial information about former customers to nonaffiliated third parties unless required or requested to do so by a court order, judicial subpoena or regulatory inquiry, or otherwise where we believe in good faith that disclosure is required or permitted by law.

Questions

Should you have any questions about our Customer Privacy Policy, please contact us by email or by regular mail at the address at the end of this policy.

TCW Alternative Funds

Privacy Policy  (Continued)

Reminder About TCW’s Financial Products

Financial products offered by The TCW Group, Inc. and its subsidiaries, the TCW Alternative Funds, the TCW Funds, Inc., TCW Strategic Income Fund, Inc. and the Metropolitan West Funds:

•	Are not guaranteed by a bank;

•	Are not obligations of The TCW Group, Inc. or of its subsidiaries;

•	Are not insured by the Federal Deposit Insurance Corporation; and

•	Are subject to investment risks, including possible loss of the principal amount committed or invested, and earnings thereon.

THE TCW GROUP, INC.

TCW ALTERNATIVE FUNDS

TCW FUNDS, INC.

TCW STRATEGIC INCOME FUND, INC.

METROPOLITAN WEST FUNDS

Attention: Privacy Officer | 865 South Figueroa St. Suite 1800 | Los Angeles, CA 90017|

email: privacy@tcw.com

TCW Alternative Funds

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreement by Trustees (Unaudited)

The Adviser provides investment advisory services to the TCW/Gargoyle Dynamic 500 Fund and the TCW/Gargoyle Systematic Value Fund (together, the “TCW/Gargoyle Funds”) and to the TCW High Dividend Equities Long/Short Fund (the “TCW High Dividend Fund”) (the TCW/Gargoyle Funds and the TCW High Dividend Fund are referred to, collectively, as the “Funds”) under the Investment Management and Advisory Agreement dated July 13, 2015 and amended effective December 1, 2015 (the “Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser. The Advisory Agreement was approved for a two-year initial term with respect to the Funds by the Board of Trustees of the Trust (the “Board”) on September 21, 2015, and by the initial shareholder of each Fund.

Gargoyle Investment Advisor L.L.C. (the “Sub-Adviser”) serves as the sub-adviser for the TCW/Gargoyle Funds under a Sub-Advisory Agreement dated July 13, 2015 and amended effective December 1, 2015 (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. The Sub-Advisory Agreement was also approved for a two-year initial term with respect to the Gargoyle Funds by the Board on September 21, 2015. The Advisory Agreement and the Sub-Advisory Agreement are referred to together as the “Agreements.”

The Independent Trustees met separately with their independent legal counsel to review and discuss the information that had been requested on their behalf by their independent legal counsel and presented by the Adviser for their consideration. The information, material facts, and conclusions that formed the basis for their recommendation and the Board’s subsequent approval are described below.

Review process

The Independent Trustees reviewed advice regarding legal and industry standards provided by their independent legal counsel, who assisted them in their review and consideration of the Agreements. In deciding to approve the Agreements the Independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. Each Independent Trustee may also have weighed factors differently. This summary describes the most important, but not all, of the factors considered by the Board.

Nature, extent, and quality of services

The Independent Trustees reviewed the nature, extent and quality of the services expected to be provided by the Adviser and the Sub-Adviser (together, the “Advisers”), noting in particular that each Independent Trustee also serves on the board of trustees of the TCW Funds and is therefore familiar with the Adviser’s capabilities in providing investment management services. The Board considered the depth and quality of the each Adviser’s investment management process, including its research and analytical capabilities; the experience, capability, and integrity of its senior management and other personnel; and the resources of each organization to support the Funds. The Independent Trustees also reviewed the financial information about the Adviser’s organization showing the Adviser’s ability to carry out its obligations to the Fund, as well as the experience and qualifications of the key personnel at the Adviser.

The Independent Trustees reviewed the material elements of the oversight of the Sub-Adviser by the Adviser, including the Adviser’s prior due diligence on the Sub-Adviser, including analysis of investment management services, past performance, portfolio construction, risk parameters, regulatory issues and personnel. The Board reviewed the Adviser’s proposed monitoring of portfolio activities and risk levels, risk assessment and monitoring of the ongoing condition of the Sub-Adviser, and annual and

TCW Alternative Funds

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreement by Trustees (Unaudited)  (Continued)

ongoing review of the Sub-Adviser’s compliance program and activities. The Independent Trustees noted that certain information, including the experience and qualifications of the investment personnel at the Sub-Adviser and the services to be provided by the Sub-Adviser, has been discussed extensively among themselves and with representatives of the Sub-Adviser.

The Board and the Independent Trustees concluded that the nature, extent, and quality of the services expected to be provided by the Advisers should benefit each Fund and its shareholders over time.

Investment results

Noting that there is no performance information for the Funds because they are newly formed, the Independent Trustees considered other composite performance information that was previously provided about accounts managed by the Sub-Adviser that are similar to the Gargoyle Funds. The Board recognized the Adviser’s explanation for the absence of a closely applicable peer group of mutual funds given the relatively uncommon strategies proposed to be used, and also noted that the Adviser had suggested appropriate benchmark indexes for each Fund.

The Board concluded that the management of the Funds by the Advisers should benefit each Fund and its shareholders over time.

Advisory fees and total expenses

The Independent Trustees next considered the proposed management fee under the Advisory Agreement and the proposed expense ratio for each Fund, noting that the Adviser has agreed to operating expense limitations for the Funds under the terms of the Operating Expenses Agreement. They reviewed the management fees and expense ratios of various other comparable mutual funds (the “Peer Funds”) and noted that, while the proposed management fee and expense ratio for the Fund are above those for many of the Peer Funds, many of the Peer Funds do not have sub-advisers and do not follow a directly comparable investment strategy. The Independent Trustees noted that the management fee does not include any breakpoints but concluded that it would be more appropriate to consider the sharing of potential economies of scale for a Fund when that Fund reaches a certain size where those potential economies may become apparent. The Independent Trustees noted the arm’s-length bargaining between the Adviser and the Sub-Adviser as to the allocation of the advisory fees, and further considered that the sub-advisory fee will be paid to the Sub-Adviser by the Adviser, and not directly by the Gargoyle Funds, that the Sub-Adviser has agreed to a reduced sub-advisory fee to help keep the Gargoyle Funds within their respective operating expense limitations, and that no affiliates of the Sub-Adviser will be retained to provide any services to the Gargoyle Funds.

The Adviser’s costs, level of profits, and economies of scale

The Board recognized that the Funds are new mutual funds with an expense limitation. For that reason, the Adviser is unlikely to realize profits from the Advisory Agreement until the Funds have grown substantially. In addition to on-going subsidies required in order to maintain the expense limitation, the Board also is aware of the substantial expenses incurred by the Adviser from its own resources in order to organize, seed and launch the Funds.

TCW Alternative Funds

Approval of Investment Management and Advisory Agreement and Sub-Advisory Agreement by Trustees (Unaudited)  (Continued)

As noted above, the Board and the Independent Trustees considered the extent to which potential economies of scale could be realized as the Funds grow, but recognize that the Funds currently are too small to generate any economies of scale.

Ancillary benefits

The Board and the Independent Trustees considered other actual and potential financial benefits to the Advisers in concluding that the contractual advisory fees are fair and reasonable for the Funds. In particular, they noted that the Adviser does not have any affiliates that materially benefit from the Adviser’s relationship to the Funds (except for the Adviser’s parent company as the controlling owner of the Adviser).

Conclusion

Based on their review, the Independent Trustees concluded that various tangible and intangible factors, including those discussed above, support a finding that the Advisory Agreements are fair and reasonable to each Fund and its shareholders, that shareholders of each Fund should receive reasonable value in return for the management fee and other amounts paid to the Advisers, and that the approval of the applicable Advisory Agreements would be in the best interests of each Fund and its shareholders.

TCW Alternative Funds

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Trust uses to determine how to vote proxies are available without charge. The Board of Trustees of the Trust has delegated the Trust’s proxy voting authority to the Adviser.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Adviser are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Trust receives a request for a description of the Adviser’s proxy voting guidelines, it will deliver the description that is disclosed in the Trust’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Adviser, on behalf of the Trust, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Trust’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Trust’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

(Because of the merger, N-PX for June 30, 2015, is being filed by RiverPark.)

When the Trust receives a request for the Trust’s proxy voting record, it will send the information disclosed in the Trust’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Trust also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Trust files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Trust’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

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TCW Alternative Funds

TCW Family of Funds

TCW Alternative Funds

865 South Figueroa Street
Los Angeles, California 90017

866 858 4338

www.TCW.com

INVESTMENT ADVISOR
TCW Investment Management Company, LLC
865 South Figueroa Street
Los Angeles, California 90017

ADMINISTRATOR & TRANSFER AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche, LLP
555 West 5th Street
Los Angeles, California 90013

CUSTODIAN
The Bank of New York Mellon
One Wall Street
New York, New York 10286

DISTRIBUTOR
TCW Funds Distributors, LLC
865 South Figueroa Street
Los Angeles, California 90017

BOARD OF TRUSTEES
Peter McMillan
Trustee and Chairman of the Board

Patrick C. Haden
Trustee

Andrew Tarica
Trustee

Jess M. Ravich
Trustee

OFFICERS
David S. DeVito
President and Chief Executive Officer

Meredith S. Jackson
Senior Vice President
General Counsel and Secretary

Richard M. Villa
Treasurer

Jeffrey A. Engelsman
Chief Compliance Officer

Patrick W. Dennis
Assistant Secretary

George N. Winn
Assistant Treasurer

FUNDaltSAR 5/20/16

TCW Alternative Funds 865 South Figueroa Street Los Angeles, California 90017 866 858 4338 www.TCW.com INVESTMENT ADVISOR BOARD OF TRUSTEES TCW Investment Management Company, LLC Peter McMillan 865 South Figueroa Street Trustee and Chairman of the Board Los Angeles, California 90017 Patrick C. Haden ADMINISTRATOR & TRANSFER AGENT Trustee BNY Mellon Investment Servicing (U.S.) Inc. Andrew Tarica 760 Moore Road Trustee King of Prussia, Pennsylvania 19406 Jess M. Ravich INDEPENDENT REGISTERED Trustee PUBLIC ACCOUNTING FIRM Deloitte & Touche, LLP OFFICERS 555 West 5th Street David S. DeVito Los Angeles, California 90013 President and Chief Executive Officer CUSTODIAN Meredith S. Jackson The Bank of New York Mellon Senior Vice President One Wall Street General Counsel and Secretary New York, New York 10286 Richard M. Villa DISTRIBUTOR Treasurer TCW Funds Distributors, LLC Jeffrey A. Engelsman 865 South Figueroa Street Chief Compliance Officer Los Angeles, California 90017 Patrick W. Dennis Assistant Secretary George N. Winn Assistant Treasurer FUNDafSAR 5/20/16

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW ALTERNATIVE FUNDS

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date	July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito
David S. DeVito, President and Chief Executive Officer
(principal executive officer)

Date	July 7, 2016

By (Signature and Title)*	/s/ Richard M. Villa
Richard M. Villa, Treasurer
(principal financial officer)

Date	July 7, 2016

*	Print the name and title of each signing officer under his or her signature.